DIVIDEND DISTRIBUTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Dividend distribution [Abstract]
Dividend liability paid	$ 121	$ 1,600	$ 146
Subsidiaries [Member]
Dividend distribution [Abstract]
Dividend declared	100	0
Dividend paid	$ 100	0
Dividend liability paid		$ 1,600